Share based compensation (Tables)	9 Months Ended
Sep. 30, 2025
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of September 30, 2025:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2024	3.95	1,869,547	6.56
Granted	3.65	734,751	6.94
Forfeited	11.76	(38,634)	5.42
Exercised	0.03	(1,250)	4.83
At September 30, 2025[1]	3.75	2,564,414	6.14

[1] 364,572 of the awards outstanding as of September 30, 2025, were exercisable.

Weighted-average Assumptions	The fair values of the options granted during the three and nine months ended September 30, 2025, were determined on the date of the grant using the following assumptions:

	Three months ended September 30, 2025	Nine months ended September 30, 2025
Share price, in USD	11.80 - 16.49	7.91 - 16.49
Strike price, in USD (weighted average)	11.68	3.65
Expected volatility	91% - 93%	83% - 93%
Award life (weighted average)	5.79	5.63
Expected dividends	-	-
Risk-free interest rate	3.66% - 4.09%	3.66% - 4.47%